Leases - Income Statement Impact (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use assets	£ 11,861	£ 10,958	£ 10,449
(Reversal of) / Impairment of right-of-use assets	(131)	214	1,697
Interest	1,676	1,128
Expense related to short-term leases	1,899	788
Loss on derecognition of right-of-use assets sub-leased	0	132	0
Net gain on disposal of right-of-use asset	1	187	56
Fair value movement of financial assets	(2)	(7)
Total	15,302	13,026
Leasehold Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use assets	11,809	10,878
(Reversal of) / Impairment of right-of-use assets	(131)	214
Interest	1,675	1,126	1,176
Expense related to short-term leases	1,841	691
Loss on derecognition of right-of-use assets sub-leased	0	132
Net gain on disposal of right-of-use asset	1	187
Fair value movement of financial assets	(2)	(7)
Total	15,191	12,847
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use assets	52	80
(Reversal of) / Impairment of right-of-use assets	0	0
Interest	1	2	£ 2
Expense related to short-term leases	58	97
Loss on derecognition of right-of-use assets sub-leased	0	0
Net gain on disposal of right-of-use asset	0	0
Fair value movement of financial assets	0	0
Total	£ 111	£ 179